Segment, Geographic and Revenue Information	12 Months Ended
Dec. 31, 2018
Disclosure of Segment, Geographic and Revenue Information [Abstract]
Disclosure of entity's operating segments [text Block]
44.	Segment, Geographic and Revenue Information

(a)	Operating segment information

The Company has two operating segments: display and energy (formerly named “solar”). The display segment generally is engaged in the research, development, design, manufacturing and sale of flat panel displays and most of our products are TFT-LCD panels. The energy segment primarily is engaged in the design, manufacturing and sale of ingots, solar wafers and solar modules, as well as providing technical engineering services and maintenance services for solar system projects.

The Company’s operating segment information for the years ended December 31, 2016, 2017 and 2018 was as follows:

	For the year ended December 31, 2016
	Display segment	Energy segment	Total segments
	(in thousands)
Net revenue from external customers	$304,826,682	24,262,354	329,089,036
Depreciation and amortization	$37,860,430	1,832,810	39,693,240
Inventory write-down	$3,288,067	385,146	3,673,213
Segment profit (loss) (i)	$12,703,548	(365,092)	12,338,456
Other income			2,380,228
Other gains and losses			(925,673)
Finance costs			(2,707,887)
Share of profit of equity-accounted investees			100,778
Consolidated profit before income tax			$11,185,902

	For the year ended December 31, 2017
	Display segment	Energy segment	Total segments
	(in thousands)
Net revenue from external customers	$322,335,330	18,692,937	341,028,267
Depreciation and amortization	$34,816,463	1,613,373	36,429,836
Inventory write-down	$3,423,097	333,629	3,756,726
Segment profit (loss) (i)	$39,971,375	(832,251)	39,139,124
Other income			3,829,897
Other gains and losses			(976,560)
Finance costs			(2,867,861)
Share of profit of equity-accounted investees			239,006
Consolidated profit before income tax			$39,363,606

	For the year ended December 31, 2018
	Display segment	Energy segment	Total segments
	(in thousands)
Net revenue from external customers	$290,784,754	16,849,635	307,634,389
Depreciation and amortization	$32,981,240	1,246,290	34,227,530
Inventory write-down	$5,094,195	77,557	5,171,752
Segment profit (loss) (i)	$7,792,505	(1,124,640)	6,667,865
Other income			5,412,125
Other gains and losses			1,488,052
Finance costs			(2,663,605)
Share of profit of equity-accounted investees			311,714
Consolidated profit before income tax			$11,216,151

(i)	There were no intersegment revenues or other transactions between operating segments for the years ended December 31, 2016, 2017 and 2018.

(b)	Geographic information

The geographic breakdown for the years ended December 31, 2016, 2017 and 2018 was as follows:

(1)	Net revenue from external customers

	For the years ended December 31,
	2016	2017	2018
Region	(in thousands)
PRC	$115,110,137	125,341,648	113,632,037
Taiwan	104,059,325	108,288,387	99,357,882
Singapore	31,776,305	35,939,290	39,370,930
Japan	33,346,041	32,739,262	21,166,864
Others	44,797,228	38,719,680	34,106,676
	$329,089,036	341,028,267	307,634,389

(2)	Consolidated noncurrent assets (ii)

	December 31,
	2017	2018
Region	(in thousands)
Taiwan	$154,097,271	161,358,754
PRC	67,846,109	61,284,667
Others	11,037,333	6,941,674
	$232,980,713	229,585,095

(ii)	Noncurrent assets are not inclusive of financial instruments, deferred tax assets, and prepaid pension.

(c)	Major customer information

For the years ended December 31, 2016, 2017 and 2018, sales to individual customers representing greater than 10% of consolidated net revenue were as follows:

	For the years ended December 31,
	2016	%	2017	%	2018	%
	(in thousands)
Customer A	$37,306,348	11	43,645,518	13	35,358,013	11

(d)	Product information

The consolidated net revenue by principal products was as follows:

	For the years ended December 31,
	2016	2017	2018
	(in thousands)
Products for Televisions	$140,519,923	152,442,198	113,194,567
Products for Mobile PCs and Devices	66,892,131	71,068,304	74,375,305
Products for Monitors	44,668,054	45,696,144	47,024,353
Products for Commercial and Others (iii)	52,746,574	53,128,684	56,190,529
Solar Products	24,262,354	18,692,937	16,849,635
Total	$329,089,036	341,028,267	307,634,389

(iii)	Others include sales from products for other applications and sales of raw materials, components and from service charges.